SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12.  SUBSEQUENT EVENTS

Amendment to Auctus Exchange Agreement

On October 18, 2022, the Company and Auctus entered into an amendment to the Exchange Agreement signed on September 1, 2022. Pursuant to the amendment, the Company and Auctus agreed to execute the exchange of equity instruments on October 11, 2022. In satisfaction of the amended agreement, the Company issued 3.9 million common shares, 3.9 million warrants with an exercise price of $0.50, and 3.9 million warrants with an exercise price of $0.65 to Auctus. The newly issued warrants (“New Warrants”) will have a term of 4 years. The difference between the fair value of the warrants exchanged and the New Warrants will be recorded as a gain on extinguishment of debt in the fourth quarter of 2022.

Sales of Securities

Subsequent to September 30, 2022, the Company entered into certain Securities Purchase Agreements with two accredited investors, pursuant to which the Company issued 75,000 shares of its common stock, four year warrants to purchase an aggregate of 75,000 shares of Common Stock at $0.50 per share and 75,000 shares of Common Stock at $0.65 per share for an aggregate purchase price of $37,500.

Additional Common Stock Issuances

On October 6, 2022, the Company issued 60,000 common shares for the conversion of 15 Series F Preferred shares.

On October 10, 2022, the Company issued 778 common shares for Series F Preferred dividends.

On October 21, 2022, the Company issued 1,124,500 common shares for the conversion of 562.25 Series C2 Preferred Shares

13.  SUBSEQUENT EVENTS

Auctus Exchange Agreement

On June 2, 2021, we entered into an initial exchange agreement Auctus. On February 1, 2022, we entered into a second exchange agreement with Auctus. Pursuant to this second agreement, Auctus agreed to exchange an aggregate of $668,290 of outstanding notes (the "Notes"), including accrued interest, and the associated warrants issued in connection with the Notes (the warrants, for the purpose of the exchange, are valued at, in the aggregate, $1,681,707) into unregistered units of our common stock, warrants and prefunded warrants otherwise in the form and ratios issued in a proposed underwritten public offering on the Nasdaq Capital Markets (the “Nasdaq Offering”).

The exchange price will be on a $1 for $1 basis such that Auctus will receive $2,349,997 of units consisting of common stock, warrants and prefunded warrants.  The units being issued in the exchange with Auctus are unregistered and are being issued pursuant to Section 4(a)(2) under the Securities Act of 1933, as amended.  Additionally, the units and the common stock underlying the units will be subject to a lock up agreement with the underwriters until the earlier of 120 days after the Nasdaq Offering and the date that the daily volume weighted average price of the common stock exceeds 200% of the Nasdaq Offering price for at least five consecutive trading days. Further, the termination date of the June 2, 2021 was extended to April 15, 2022. The $350,000 related to default penalties will be exchanged into $350,000 of securities offered in the Nasdaq Offering.

Common Stock Issuances

Subsequent to December 31, 2021, we issued 4,477,923 shares of common stock for warrant exercises (see Note 4, “Warrant Exchanges – 2021”).

Subsequent to December 31, 2021, we issued 307,000 shares of common stock for the conversion of Series E Preferred shares.

Subsequent to December 31, 2021, we issued 625,686 shares of common stock for payment of a one-time 15% dividend to holders of our Series F and Series F-2 Preferred shares.

Subsequent to December 31, 2021, we issued 121,262 shares of common stock for payment of interest accrued on the 10% Senior Unsecured Convertible Debenture.

Subsequent to December 31, 2021, we issued 60,000 shares of common stock for the conversion of Series F Preferred shares.

Subsequent to December 31, 2021, we issued 23,109 shares of common stock for payment of Series D Preferred share dividends.

Subsequent to December 31, 2021, we issued 12,432 shares of common stock for payment of Series E Preferred share dividends.